Accounts Receivable, Net (Details) - Schedule of analysis of the allowance for doubtful accounts ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule Of Analysis Of The Allowance For Doubtful Accounts Abstract
Balance, beginning of year	¥ 2,215	$ 321	¥ 3,813	¥ 10,266
Bad debt allowances from acquisition	(1,459)	(212)		1,800
Additions (recovery)	2,739	397	(1,592)	(8,253)
Exchange difference	51	8	(6)
Balance, end of year	¥ 3,546	$ 514	¥ 2,215	¥ 3,813